-------------------------------------------------------------------------------
Alliance
Money
Reserves
-------------------------------------------------------------------------------


                           Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 1999
(unaudited)
-------------------------------------------------------------------------------

STATEMENT OF NET ASSESTS
December 31, 1999 (unaudited)                            Alliance Money Reserves
================================================================================

 Principal
  Amount
   (000)   Security(a)                Yield                  Value
-------------------------------------------------------------------
           COMMERCIAL PAPER - 40.2%
           American General Corp.
  $ 5,000  2/29/00 ...............     5.90%        $    4,953,292
    5,000  3/01/00 ...............     5.90              4,952,472
           Asset Backed Capital
           Finance, Ltd. FRN
   12,000  11/15/00 (b)...........     6.14             12,000,000
           BAA Plc
    7,181  3/08/00 ...............     5.68              7,107,355
   10,300  2/24/00 ...............     6.05             10,209,989
           Bank of America Corp.
   13,000  3/14/00 ...............     5.73             12,853,218
    5,000  3/22/00 ...............     5.80              4,936,361
    8,000  3/14/00 ...............     6.00              7,905,333
           Banque Caisse
           D'Epargne L'Etat
   20,000  6/21/00 ...............     5.60             19,471,111
           Banque Generale
           Du Luxembourg
   20,000  3/29/00 ...............     5.67             19,729,100
           BellSouth Capital
           Funding Corp.
   25,000  3/14/00 ...............     5.92             24,708,111
           Bil North America, Inc.
   10,000  3/02/00 ...............     5.95              9,902,486
           Cariplo Finance, Inc.
   15,000  3/01/00 ...............     5.93             14,856,692
           CBA (Finance)
           Delaware, Inc.
   20,000  3/02/00 ...............     5.90             19,806,611
           Centric Capital Corp.
   10,800  1/24/00 (b)............     6.10             10,761,570
   10,000  2/09/00 (b)............     6.10              9,937,306
    7,500  3/02/00 (b)............     6.10              7,425,021
    7,800  2/23/00 (b)............     6.20              7,731,490
    6,900  2/03/00 (b)............     6.40              6,861,973
           Certain Funding Corp.
    7,115  3/20/00 (b)............     6.10              7,022,169
   18,045  3/23/00 (b)............     6.10             17,800,390
           Commerzbank AG
   20,000  3/09/00 ...............     5.68             19,791,733
           Corporate Asset
           Funding Corp.
    3,000  1/25/00 (b)............     5.57              2,989,788
   20,000  3/14/00 (b)............     6.00             19,763,334
           Corporate Receivables
           Corp.
   15,000  2/18/00 (b)............     6.15             14,882,125
           CS First Boston,
           Guernsey
    5,000  3/06/00 (b)............     5.78              4,949,425
           CS First Boston, Inc.
   15,000  3/14/00 (b)............     5.77             14,829,304
           CXC, Inc.
   10,000  3/13/00 (b)............     6.00              9,883,333
   25,000  2/18/00 (b)............     6.15             24,803,542
           DaimlerChrysler Corp.
   23,000  3/13/00 ...............     6.08             22,728,089
           Den Danske Bank
    5,000  3/15/00 ...............     6.00              4,940,000
   10,000  2/16/00 ...............     6.10              9,925,444
           Falcon Asset
           Securitization Corp.
   10,000  2/23/00 (b)............     5.95              9,915,708
   15,000  2/24/00 (b)............     5.95             14,871,084
           Ford Motor Credit Co.
           FRN
   19,000  3/08/00................     6.12             19,000,000
           Four Winds Funding
           Corp.
    5,000  2/08/00 (b)............     6.15              4,969,250
           GE Capital
           International Funding
   20,000  2/28/00 (b)............     5.94             19,815,200
           Golden Funding Corp.
   12,045  2/28/00 (b)............     5.97             11,933,142
    8,866  3/24/00 (b)............     5.98              8,746,708
           Greenwich Funding
           Corp.
   10,000  2/14/00 (b)............     6.25              9,927,083
           ING America Insurance
           Holdings, Inc.
    6,000  3/07/00 ...............     5.73              5,938,880
   10,000  3/14/00 ...............     6.04              9,880,878
           International
           Securitization Corp.
    6,000  1/14/00 (b)............     7.25              5,986,708
           Internationale
           Nederlanden
    5,000  3/21/00 ...............     5.71              4,938,142
           J.P. Morgan & Co.
   20,000  3/20/00 ...............     5.90             19,747,611
           Lexington Parker
           Capital Corp.
   15,000  3/07/00 (b)............     6.15             14,836,000
           Market Street Funding
           Corp.
   20,000  1/11/00 (b)............     6.90             19,969,333
           Merrill Lynch & Co.,
           Inc.
    5,000  1/24/00 ...............     5.55              4,983,813
   35,000  2/25/00 ...............     6.12             34,684,650

Statement Of Net Assets (continued)                      Alliance Money Reserves
================================================================================

 Principal
  Amount
   (000)   Security(a)                Yield                  Value
-------------------------------------------------------------------
           Morgan Stanley Group,
           Inc.
 $ 12,500  3/01/00 ...............     5.96%        $   12,379,972
    8,000  3/13/00 ...............     6.05              7,905,889
    5,000  2/15/00 ...............     6.10              4,963,570
           Prudential Funding Corp.
   10,000  2/22/00 ...............     6.10              9,915,278
           San Paolo IMI Corp.
    5,000  3/16/00 ...............     5.72              4,942,005
   16,000  2/14/00 ...............     5.75             15,892,667
           Thames Global Asset
           Funding
   10,000  3/15/00 (b)............     6.08              9,878,400
    5,000  3/15/00 (b)............     6.10              4,939,000
    9,000  2/18/00 (b)............     6.45              8,925,825
           Wells Fargo & Co.
   10,000  2/23/00 ...............     5.70              9,919,250
   10,000  3/15/00 ...............     5.75              9,885,000
                                                    --------------
           Total Commercial Paper
           (amortized cost
           $710,109,213)..........                     710,109,213
                                                    --------------

           CERTIFICATES OF
           DEPOSIT - 25.3%
           American Express
           Centurion Bank FRN
   15,000  5.80%, 5/04/00.........     5.80             15,000,000
           Bank of Nova Scotia
   15,000  5.82%, 2/11/00 ........     5.80             15,000,316
    5,000  6.00%, 2/01/00 ........     6.00              5,000,000
           Barclays Bank Plc
   10,000  5.61%, 6/14/00 ........     5.61              9,997,859
           Bayerische Landesbank FRN
   42,000  5.64%, 3/30/00 (c).....     5.86             41,994,098
           Credit Communal
           De Belgique
   15,000  6.00%, 2/29/00 ........     6.00             15,000,000
           Deutsche Bank
   10,000  5.11%, 2/22/00 ........     5.16              9,999,538
   20,000  5.44%, 6/01/00 ........     5.49             19,996,054
   15,000  5.58%, 6/12/00 ........     5.63             14,998,096
           First Union National
           Bank
   20,000  6.56%, 3/15/00 (c).....     6.56             20,000,000
           Landesbank-Hessen-
           Thueringen
   15,000  5.22%, 2/29/00 ........     5.24             14,999,437
    5,000  5.92%, 9/29/00 ........     5.98              4,997,879
           National Westminster
           Bank
   55,000  5.63%, 4/17/00 (c).....     5.69             54,991,132
   15,000  5.67%, 7/05/00 ........     5.72             14,997,103
           Nordeutsche Landesbank
   15,000  5.05%, 2/14/00 ........     5.08             14,999,501
   10,000  5.26%, 5/18/00 ........     5.30              9,998,566
   10,000  6.20%, 12/01/00 .......     6.24              9,993,913
           Rabo Bank
   30,000  5.11%, 2/18/00 ........     5.12             29,998,907
   15,000  6.16%, 12/14/00 .......     6.20             14,994,575
           Royal Bank of Canada
    5,000  5.86%, 8/09/00 ........     5.90              4,998,852
           San Paolo IMI Corp.
    5,000  6.02%, 6/07/00 ........     6.02              5,000,000
           Southtrust Bank NA
   12,000  5.92%, 2/22/00 ........     5.92             12,000,000
           Toronto Dominion
           Bank
   15,000  5.07%, 2/17/00 ........     5.10             14,999,376
   20,000  5.27%, 3/02/00 ........     5.30             19,999,043
           UBS Finance
           Delaware, Inc.
   10,000  5.16%, 2/28/00 ........     5.19              9,999,557
   10,000  5.22%, 5/10/00 ........     5.26              9,998,650
   20,000  5.34%, 5/30/00 ........     5.39             19,996,103
    5,000  5.36%, 5/30/00 ........     5.61              4,994,817
           Wachovia Bank
    9,000  5.95%, 9/11/00 ........     5.95              9,000,000
                                                    --------------
           Total Certificates of
           Deposit
           (amortized cost
           $447,943,372)..........                     447,943,372
                                                    --------------

           U.S. GOVERNMENT
           AGENCY OBLIGATIONS - 17.8%
           Federal Home Loan
           Bank
   15,000  5.00%, 2/10/00 ........     5.00             15,000,000
   47,000  5.63%, 10/16/00 FRN....     5.74             46,962,267
   44,000  6.17%, 10/06/00 FRN....     6.24             43,977,219
   26,000  6.18%, 3/15/00 FRN.....     6.18             26,000,000
           Federal National
           Mortgage Assn. MTN
   18,000  6.16%, 10/05/00........     6.21             17,993,364
           Student Loan
           Marketing Assn. FRN
   39,000  6.13%, 3/16/00.........     6.18             38,996,351
   30,000  6.16%, 2/04/00.........     6.18             29,999,485
   38,000  6.16%, 10/04/00........     6.21             37,986,041
   57,000  6.16%, 10/12/00........     6.27             56,952,625
                                                    --------------
           Total U.S. Government
           Agency Obligations
           (amortized cost
           $313,867,352)..........                     313,867,352
                                                    --------------

                                                         Alliance Money Reserves
================================================================================

 Principal
  Amount
   (000)   Security(a)                Yield                  Value
-------------------------------------------------------------------
           CORPORATE OBLIGATIONS - 9.7%
           Allstate Life Insurance
           Funding Agreement FRN
 $ 20,000  6.53%, 2/29/00 (d).....     6.53%        $   20,000,000
           Centauri Corp. USA,
           Inc. FRN
   20,000  6.42%, 9/08/00 (b).....     6.42             20,000,000
           General Electric
           Capital Corp. FRN
   20,000  6.13%, 4/12/00.........     6.13             20,000,000
           Goldman Sachs
           Group LP MTN
   10,000  6.20%, 2/24/00.........     6.20              9,995,955
           Merrill Lynch &
           Co., Inc. MTN
    5,000  5.09%, 2/07/00.........     5.09              5,000,000
           Metlife Funding
           Agreement FRN
   20,000  6.72%, 10/01/00........     6.72             20,000,000
           Prudential of America
           Insurance Co. Funding
           Agreement
   11,000  6.49%, 11/30/00 .......     6.49             11,000,000
           Sigma Finance, Inc.
   15,000  5.80%, 7/25/00 MTN (b).     5.80             15,000,000
   20,000  6.52%, 6/30/00 FRN (b).     6.52             20,000,000
           Toyota Motor Credit
           Corp. FRN
   20,000  6.34%, 9/21/00.........     6.34             20,000,000
           Travelers Life Funding
           Agreement FRN
   10,000  6.51%, 7/21/00 (d).....     6.51             10,000,000
                                                    --------------
           Total Corporate Obligations
           (amortized cost
           $170,995,955)..........                     170,995,955
                                                    --------------

           BANK OBLIGATIONS - 4.7%
           American Express
           Centurion Bank
   20,000  5.75%, 4/14/00 (c).....     5.75             20,000,000
           Bank Boston
   20,000  5.90%, 3/13/00 ........     5.90             20,000,000
           Barclays Bank Plc
   20,000  5.66%, 6/14/00 (c).....     5.71             19,995,681
           FCC National Bank
    8,000  5.89%, 3/15/00 ........     5.89              8,000,000
           First National Bank
   15,000  5.60%, 6/14/00 ........     5.65             14,996,789
                                                    --------------
           Total Bank Obligations
           (amortized cost
           $82,992,470)...........                      82,992,470
                                                    --------------

           PROMISSORY NOTE - 0.8%
           Goldman Sachs Group LP
   15,000  6.16%, 2/01/00 (b)
           (amortized cost
           $15,000,000)...........     6.16             15,000,000
                                                    --------------

           TIME DEPOSIT - 0.2%
           State Street Bank and Trust Co.
    4,000  4.50%, 1/03/00
           (amortized cost
           $4,000,000)............     4.50              4,000,000
                                                    --------------

           TOTAL INVESTMENTS - 98.7%
           (amortized cost
           $1,744,908,362)........                   1,744,908,362
           Other assets less
           liabilities - 1.3%                           22,516,987
                                                    --------------

           NET ASSETS  -  100%
           (offering and redemption
           price of $1.00 per share;
           1,768,612,536 shares
           outstanding)...........                  $1,767,425,349
                                                    ==============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, these securities amounted to $386,354,211, representing 21.9% of net assets.

(c)   Variable Rate Security. Stated interest rate in effect at December 31,
      1999.

(d) Funding Agreements which are illiquid securities and subject to restrictions as to resale. These securities amounted to $30,000,000, representing 1.7% of net assets (see Note A).

      Glossary of Terms:

      FRN - Floating Rate Note
      MTN - Medium Term Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 1999 (unaudited)           Alliance Money Reserves
================================================================================

INVESTMENT INCOME
   Interest ......................................................                  $  45,013,261
EXPENSES
   Advisory fee (Note B) .........................................  $   4,047,113
   Distribution assistance and administrative service (Note C) ...      3,127,225
   Transfer agency (Note B) ......................................        483,508
   Registration fees .............................................        267,167
   Custodian fees ................................................        116,007
   Printing ......................................................         57,664
   Audit and legal fees ..........................................         18,632
   Trustees' fees ................................................          7,754
   Miscellaneous .................................................         15,262
                                                                    -------------
   Total expenses ................................................                      8,140,332
                                                                                    -------------
   Net investment income .........................................                     36,872,929
REALIZED LOSS ON INVESTMENTS
   Net realized loss on investment transactions ..................                           (152)
                                                                                    -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......................                  $  36,872,777
                                                                                    =============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                        Six Months Ended
                                                        December 31, 1999     Year Ended
                                                           (unaudited)       June 30, 1999
                                                        =================   ===============
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income ..............................   $    36,872,929    $    60,259,581
  Net realized gain (loss) on investment transactions.              (152)             1,042
                                                         ---------------    ---------------
  Net increase in net assets from operations .........        36,872,777         60,260,623
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income ..............................       (36,872,929)       (60,259,581)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E) ..............................       360,036,600        241,040,921
                                                         ---------------    ---------------
  Total increase .....................................       360,036,448        241,041,963
NET ASSETS
  Beginning of year ..................................     1,407,388,901      1,166,346,938
                                                         ---------------    ---------------
  End of period ......................................   $ 1,767,425,349    $ 1,407,388,901
                                                         ===============    ===============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1999 (unaudited)                            Alliance Money Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves and Alliance Money Reserves (the "Portfolio"), each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 1999.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $168,618 for the six months ended December 31, 1999.

For the six months ended December 31, 1999, the Fund's expenses were reduced by $1,875 under an expense offset arrangement with Alliance Fund Services, Inc.

--------------------------------------------------------------------------------

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1999, the distribution fee amounted to $2,035,083. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in

NOTES TO FINANCIAL STATEMENTS (continued)                Alliance Money Reserves
================================================================================

connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1999, such payments by the Portfolio amounted to $1,092,142, of which $70,500 was paid to the Adviser.
-------------------------------------------------------------------------------
NOTE D: Investment Transactions

At December 31, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1999, the Portfolio had a capital loss carryforward of $617,316, of which $72,812 expires in 2001, $64,655 expires in 2002 and $479,849 expires in the year 2003.
-------------------------------------------------------------------------------
NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At December 31, 1999, capital paid-in aggregated $1,768,612,536. Transactions, all at $1.00 per share, were as follows:

                                                       Six Months Ended
                                                       December 31, 1999     Year Ended
                                                          (unaudited)       June 30, 1999
                                                       =================   ===============
Shares sold .........................................     1,717,592,151      2,797,230,722
Shares issued on reinvestments of dividends .........        36,872,929         60,259,581
Shares redeemed .....................................    (1,394,428,480)    (2,616,449,382)
                                                         --------------     --------------
Net increase ........................................       360,036,600        241,040,921
                                                         ==============     ==============

FINANCIAL HIGHLIGHTS                                     Alliance Money Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                            Six Months
                                               Ended
                                           December 31,                             Year Ended June 30,
                                               1999      ======================================================================
                                            (unaudited)       1999          1998          1997          1996          1995
                                          =============  =============  ============  =============  ============= ============

Net asset value, beginning of year .......   $  1.00        $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                             -------        -------       -------       -------       -------       -------
Income from Investment Operations
Net investment income ....................      .023           .043(a)       .047(a)       .045(a)       .047(a)       .045(a)
                                             -------        -------       -------       -------       -------       -------
Less: Dividends
Dividends from net investment income .....     (.023)         (.043)        (.047)        (.045)        (.047)        (.045)
                                             -------        -------       -------       -------       -------       -------
Net asset value, end of period ...........   $  1.00        $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                             =======        =======       =======       =======       =======       =======
Total Return
Total investment return based on net
  asset value (b) ........................      2.29%          4.39%         4.83%         4.64%         4.81%         4.50%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..   $ 1,767        $ 1,407       $ 1,166       $ 1,011       $   755       $ 2,510
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements .........................    1.00%(c)       1.00%         1.00%         1.00%         1.00%         1.00%
  Expenses, before waivers and
    reimbursements .........................    1.00%(c)       1.02%         1.02%         1.06%         1.00%         1.04%
  Net investment income ....................    4.58%(c)       4.28%(a)      4.72%(a)      4.55%(a)      4.80%(a)      4.53%(a)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

CHANGE IN INDEPENDENT ACCOUNTANT                         Alliance Money Reserves
================================================================================

McGladrey & Pullen, LLP ("McGladrey") resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the two most recent fiscal years and through August 27, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On September 25, 1999, the Fund, with the approval of its Trustees and its Audit Committee, engaged PwC as its independent auditors.

                                                         Alliance Money Reserves
================================================================================

Alliance Money Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Doris T. Ciliberti, Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda D. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
William E. Oliver, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

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                                                                 ---------------
Alliance Money Reserves                                             BULK RATE
1345 Avenue of the Americas New York, NY 10105                    U.S. POSTAGE
Toll Free 1 (800) 221-5672                                            PAID
                                                                  New York, NY
                                                                 Permit No. 7131
                                                                 ---------------

Yields. For current recorded yield information on Alliance Money Reserves, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:


|1| |#| |1| |#| |3| |6| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMRSR1299